Financial results, net (Tables)	12 Months Ended
Jun. 30, 2020
Financial Results Net [Abstract]
Schedule of financial results net
	06.30.20	06.30.19	06.30.18
Financial income
Interest income	1,059	983	1,267
Dividends income	168	97	209
Other financial income	236	695	-
Total financial income	1,463	1,775	1,476
Financial costs
Interest expenses	(24,357)	(21,893)	(19,564)
Loss on debt swap (Note 21)	-	-	(5,908)
Other financial costs	(1,439)	(971)	(1,078)
Less: capitalized financial costs	113	293	173
Total financial costs	(25,683)	(22,571)	(26,377)
Other financial results:
Exchange differences, net	(10,197)	2,633	(19,587)
Fair value results of financial assets and liabilities at fair value through profit or loss	(9,862)	2,797	(1,834)
Gain / (Loss) from repurchase of Non-convertible notes	2,885	74	(4)
(Loss) / Gain from derivative financial instruments (except commodities)	(1,493)	477	(743)
Total other financial results	(18,667)	5,981	(22,168)
Inflation adjustment	177	(457)	(321)
Total financial results, net	(42,710)	(15,272)	(47,390)